General_General Information (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Disclosure of notes and other explanatory information [Abstract]
Name of reporting entity or other means of identification	Woori Financial Group Inc. and subsidiaries
Name of parent entity	Woori Financial Group Inc.
Description of entity incorporation	established on January 11,2019
Description of nature of entitys operations and principal activities	primarily aimed at controlling subsidiaries that operate in the financial industry or those that are closely related to the financial industry through the ownership of shares under the Financial Holding Company Act through the comprehensive transfer with shareholders of Woori Bank, Woori FIS Co., Ltd., Woori Finance Research Institute Co., Ltd., Woori Credit Information Co., Ltd., Woori Fund Services Co., Ltd. and Woori Private Equity Asset Management Co. Ltd.
Information of listing on stock market	The company's stocks were listed on the Korea Exchange on February 13, 2019, and its American Depository Shares ("ADS") are also being traded as the underlying common stock on the New York Stock Exchange since the same date.
Issued capital	₩ 3,611,338	$ 3,125,347	₩ 3,381,392
Information of incorporated subsidiaries	As of August 1, 2019, the parent company acquired a 73% interest in Tongyang Asset Management Co. and changed the name to Woori Asset Management Corp. Also, as of August 1, 2019, the parent company gained 100% control of ABL Asset Management Co., Ltd., added it as a consolidated subsidiary and changed the name to Woori Global Asset Management Co., Ltd. on December 6, 2019. The parent company paid 598,391 million Won in cash and 42,103,377 new shares of the parent company to acquire 100% interest of Woori Card Co., Ltd. from its subsidiary Woori Bank on September 10, 2019. On the same date, the company also acquired 59.83% interest of Woori Investment Bank Co., Ltd. from Woori Bank with 392,795 million Won in cash. As of December 30, 2019, the parent company acquired a 67.2% interest (excluding treasury stocks, 51% interest including treasury stocks) in Woori Asset Trust Co., Ltd (formerly Kukje Asset Trust Co., Ltd) and added it as a consolidated subsidiary at the end of 2019.
Address of registered office of entity	The headquarters of the Group is located at 51, Sogong-ro, Jung-gu, Seoul, Korea